NON-CONTROLLING INTEREST (Details) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Balance at beginning	$ 46,153	$ 49,110
Share-based compensation expense	161	529
Exchange of SalvaRx warrants for Portage warrants in SalvaRx Note settlement		(2,451)
Exchange of notes payable, accrued interest and warrants for iOx shares	184
Net income (loss) attributable to non-controlling interest	(59)	(193)
Balance at end	46,439	46,995
Pgl [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(81)
Share-based compensation expense
Exchange of SalvaRx warrants for Portage warrants in SalvaRx Note settlement
Exchange of notes payable, accrued interest and warrants for iOx shares
Net income (loss) attributable to non-controlling interest
Balance at end		(81)
SalvaRx [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		2,451
Share-based compensation expense
Exchange of SalvaRx warrants for Portage warrants in SalvaRx Note settlement		(2,451)
Exchange of notes payable, accrued interest and warrants for iOx shares
Net income (loss) attributable to non-controlling interest
Balance at end
Iox [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	46,173	46,712
Share-based compensation expense	161	529
Exchange of SalvaRx warrants for Portage warrants in SalvaRx Note settlement
Exchange of notes payable, accrued interest and warrants for iOx shares	184
Net income (loss) attributable to non-controlling interest	(20)	(165)
Balance at end	46,498	47,076
SaugatuckMember
IfrsStatementLineItems [Line Items]
Balance at beginning	(20)	28
Share-based compensation expense
Exchange of SalvaRx warrants for Portage warrants in SalvaRx Note settlement
Exchange of notes payable, accrued interest and warrants for iOx shares
Net income (loss) attributable to non-controlling interest	(39)	(28)
Balance at end	$ (59)